                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Management Ltd.
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   Address:      c/o Polygon Global Partners LLP
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                 4 Sloane Terrace
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                 London SW1X9DQ
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                 United Kingdom
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Form 13F File Number: 28-15287
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sean Cote
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Title:   General Counsel
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Phone:   011-44-207-901-8330
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Signature, Place, and Date of Signing:

           /s/ Sean Cote               London, England    May 14, 2013
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3
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Form 13F Information Table Entry Total: 18
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Form 13F Information Table Value Total: 172,610 (x $1,000)
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  No.       Form 13F File Number     Name

  01         28-15282                TFG Asset Management L.P. (f/k/a Polygon
                                     Management L.P.)
  ------       -----------------     ------------------------------------------
  02         28-15285                Polygon Global Partners LLP (f/k/a Polygon
                                     Equities Partners LLP)
  ------       -----------------     ------------------------------------------
  03         28-15284                Polygon Global Partners LP
  ------       -----------------     ------------------------------------------

    [Repeat as necessary.]

        COLUMN 1            COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
----------------------- ---------------- --------- -------- ---------------------- ------------ ------------ --------------------
                                                    VALUE    SHRS OR   SH/   PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION    MANAGER      SOLE   SHARED  NONE
----------------------- ---------------- --------- -------- --------- ----- ------ ------------ ------------ -------- ------ ------
ALLIANCE DATA SYSTEMS
 CORP                   NOTE 1.750% 8/0  018581AD0    24688  12000000 PRN          DEFINED      01 : 02  :03 12000000      0     0
EQUINIX INC             NOTE 3.000%10/1  29444UAG1    19028   9350000 PRN          DEFINED      01 : 02 : 03  9350000      0     0
EXETER RES CORP         COM              301835104      245    206300 SH           DEFINED      01 : 02 : 03   206300      0     0
EXETER RES CORP         COM              301835104     2208   1856413 SH           DEFINED      01 : 02       1856413      0     0
FIRSTSERVICE CORP       SDCV 6.500%12/3  33761NAA7     1226   1000000 PRN          DEFINED      01 : 02 : 03  1000000      0     0
GASCO ENERGY INC        COM              367220100       69   1666667 SH           DEFINED      01 : 02 : 03  1666667      0     0
GENERAL MTRS CO         *W EXP 07/10/201 37045V118     4023    216780 SH           DEFINED      01 : 02 : 03   216780      0     0
GILEAD SCIENCES INC     NOTE 1.000% 5/0  375558AN3    40217  18500000 PRN          DEFINED      01 : 02 : 03 18500000      0     0
HEALTH CARE REIT INC    NOTE 3.000%12/0  42217KAR7     6650   5000000 PRN          DEFINED      01 : 02 : 03  5000000      0     0
LAKE SHORE GOLD CORP    COM              510728108      603   1006500 SH           DEFINED      01 : 02       1006500      0     0
LIBERTY MEDIA CORP NEW  DEB 3.125% 3/3   530718AF2    12235   7500000 PRN          DEFINED      01 : 02 : 03  7500000      0     0
MARKET VECTORS ETF TR   JR GOLD MINERS E 57060U589     3575    213540 SH           DEFINED      01 : 02        213540      0     0
MCMORAN EXPLORATION CO  NOTE 4.000%12/3  582411AJ3    10969   9450000 PRN          DEFINED      01 : 02 : 03  9450000      0     0
PRETIUM RES INC         COM              74139C102     1703    215000 SH           DEFINED      01 : 02        215000      0     0
SBA COMMUNICATIONS CORP NOTE 1.875% 5/0  78388JAN6    21660  12500000 PRN          DEFINED      01 : 02 : 03 12500000      0     0
TRINITY INDS INC        COM              896522109     2325     51300 SH           DEFINED      01 : 02 : 03    51300      0     0
VERTEX PHARMACEUTICALS
 INC                    NOTE 3.350%10/0  92532FAN0     7929   6500000 PRN          DEFINED      01 : 02 : 03  6500000      0     0
VIRGIN MEDIA INC        NOTE 6.500%11/1  92769LAB7    13257   5000000 PRN          DEFINED      01 : 02 : 03  5000000      0     0